Chase Growth Fund
Schedule of Investments
at December 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 97.1%	Value
	Asset Management - 3.0%
1,205	BlackRock, Inc.	$1,103,250
7,211	T. Rowe Price Group, Inc.	1,417,971
		2,521,221
	Biotechnology - 1.6%
12,093	Horizon Therapeutics plc - ADR *	1,303,142

	Building Products - 2.6%
13,246	Eagle Materials, Inc.	2,204,929

	Business Services - 2.0%
2,672	MSCI, Inc.	1,637,108

	Computer Hardware - 5.0%
23,781	Apple, Inc.	4,222,792

	Computer - Semiconductors - 3.2%
17,305	Applied Materials, Inc.	2,723,115

	Computer Software - 16.5%
2,126	Adobe Systems, Inc. *	1,205,570
10,149	Concentrix Corp.	1,812,814
5,275	EPAM Systems, Inc. *	3,526,074
16,210	Microsoft Corp.	5,451,747
21,050	Oracle Corp.	1,835,770
		13,831,975
	Conglomerates - 4.4%
9,258	Carlisle Companies, Inc.	2,297,095
13,711	Crane Co.	1,394,820
		3,691,915
	Drugs - Proprietary - 4.3%
13,350	AbbVie, Inc.	1,807,590
7,265	Zoetis, Inc. - Class A	1,772,878
		3,580,468
	Electrical Components - 3.1%
19,953	WESCO International, Inc. *	2,625,615

	Electrical Equipment - 3.3%
15,948	Eaton Corp. plc - ADR	2,756,133

	Energy/Oil & Gas Exploration & Production - 2.0%
9,150	Pioneer Natural Resources Co.	1,664,202

	Engineering/Construction - 4.5%
9,640	Jacobs Engineering Group, Inc.	1,342,177
21,025	Quanta Services, Inc.	2,410,727
		3,752,904
	Finance/Banks - 1.9%
15,914	Morgan Stanley	1,562,118

	Finance/Information Services - 1.4%
5,298	Visa, Inc. - Class A	1,148,130

	Financial Services - Diversified - 2.0%
10,440	American Express Co.	1,707,984

	Health Care Benefits - 5.5%
8,846	Molina Healthcare, Inc. *	2,813,736
3,604	UnitedHealth Group, Inc.	1,809,712
		4,623,448
	Health Care Products - 3.9%
77,874	Avantor, Inc. *	3,281,610

	Health Care Services - 3.3%
9,825	IQVIA Holdings, Inc. *	2,772,026

	Home Furnishings/Furniture - 3.1%
55,901	Tempur Sealy International, Inc.	2,629,024

	Insurance - Disability/Life - 1.8%
13,910	Prudential Financial, Inc.	1,505,618

	Internet Retail - 4.8%
498	Amazon.com, Inc. *	1,660,501
35,042	eBay, Inc.	2,330,293
		3,990,794
	Internet Software & Services - 4.6%
1,333	Alphabet, Inc. - Class A *	3,861,754

	Medical Products - 1.6%
5,138	Stryker Corp.	1,374,004

	Railroad - 0.9%
10,558	Canadian Pacific Railway, Ltd. - ADR	759,566

	Retail - Specialty - 1.8%
3,646	Ulta Beauty, Inc. *	1,503,392

	Semiconductors - 2.5%
7,128	NVIDIA Corp.	2,096,416

	Utilities Electric/Gas - 2.5%
33,337	National Fuel Gas Co.	2,131,568

	TOTAL COMMON STOCKS (Cost $51,321,077)	81,462,971

	MONEY MARKET FUND - 3.0%
2,483,708	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	2,483,708
	TOTAL MONEY MARKET FUND (Cost $2,483,708)	2,483,708
	Total Investments in Securities (Cost $53,804,785) - 100.1%	83,946,679
	Liabilities in Excess of Other Assets - (0.1)%	(62,875)
	NET ASSETS - 100.0%	$83,883,804

ADR	American Depository Receipt
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$3,861,754	$-	$-	$3,861,754
Consumer Discretionary	8,123,210	-	-	8,123,210
Energy	1,664,202	-	-	1,664,202
Financials	8,934,049	-	-	8,934,049
Health Care	16,934,698	-	-	16,934,698
Industrials	13,586,133	-	-	13,586,133
Materials	2,204,929	-	-	2,204,929
Technology	24,022,428	-	-	24,022,428
Utilities	2,131,568	-	-	2,131,568
Total Common Stocks	81,462,971	-	-	81,462,971
Money Market Fund	2,483,708	-	-	2,483,708
Total Investments in Securities	$83,946,679	$-	$-	$83,946,679

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.